AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
                   Ameritas Low-Load Variable Universal Life,
                                       and
                        Ameritas No Load Variable Annuity
                                  Prospectuses
                                Dated May 1, 2002
                         Supplement Dated March 18, 2003

     At the Special Meeting of the Berger Institutional Products Trust held March 7, 2003, shareholders of the Berger IPT - Growth Fund ("Berger Growth") approved a reorganization providing for the transfer of all assets and liabilities of Berger Growth in exchange for Institutional Shares of the Janus Aspen Growth Portfolio ("Janus Growth"). Janus Growth has similar investment objectives and compatible investment policies with Berger Growth. Janus Capital Management LLC is the investment adviser to Janus Growth. The Berger IPT - Growth Fund will terminate March 24, 2003.

     Ameritas will transfer existing balances of Berger Growth to shares equal in value of Janus Growth at the close of business March 21, 2003. Effective March 24, 2003, allocations directed to Berger Growth will be made to Janus Growth.

     December 31, 2002 annual fund operating expenses of Janus Growth were:

     ------------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                                             after waivers
       Subaccount's underlying      Management                    Total Fund   Waivers and  and reductions,
           Portfolio Name              Fees         Other Fees       Fees       Reductions      if any
     ------------------------------------------------------------------------------------------------------
     JANUS
        o  Growth                      0.65%          0.02%         0.67%           -            0.67%
     ------------------------------------------------------------------------------------------------------

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp. If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.